RECLAMATON PROVISION (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Disclosure of detailed information about business combination [line items]
Risk free interest rate	1.42%	0.71%	0.42%
Robertson Property [Member]
Disclosure of detailed information about business combination [line items]
Reclamation provision		$ 588,366
Risk free interest rate		3.00%